TRADE PAYABLES AND ACCRUED LIABILITIES (Tables)	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES
As at	March 31, 2024	December 31, 2023
Trade accounts payable	$1,159,489	$1,259,623
Accrued liabilities	1,203,738	1,345,649
Government grant payable	33,709	33,709
	$2,396,936	$2,638,981